Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trading revenues
Trading revenues	SFr 2,431	SFr 3,295	SFr 1,739
Interest rate products
Trading revenues
Trading revenues	1,286	(1)	96
Foreign exchange products
Trading revenues
Trading revenues	1,585	2,473	668
Equity/index-related products
Trading revenues
Trading revenues	1,390	422	1,071
Credit products
Trading revenues
Trading revenues	(1,826)	192	(513)
Commodity, emission and energy products
Trading revenues
Trading revenues	(12)	132	144
Other trading securities
Trading revenues
Trading revenues	8	77	273
Bank
Trading revenues
Trading revenues	2,371	3,178	1,773
Bank | Interest rate products
Trading revenues
Trading revenues	1,257	(91)	67
Bank | Foreign exchange products
Trading revenues
Trading revenues	1,580	2,482	656
Bank | Equity/index-related products
Trading revenues
Trading revenues	1,365	387	1,146
Bank | Credit products
Trading revenues
Trading revenues	(1,826)	192	(513)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	(12)	132	144
Bank | Other trading securities
Trading revenues
Trading revenues	SFr 7	SFr 76	SFr 273